UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Putnam High Yield Bond Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

2014 proved to be a tale of two halves. After a slow start in the U.S., market participants continued to ramp up investing with confidence shaking off the effects of severe weather, emerging market/geo political conflict, and the large but well telegraphed TXU default in April. During the year high quality bonds outperformed lower quality (BB-rated bonds returned 5.24% while CCC-rated bonds returned -2.16%). A favorable technical and fundamental backdrop where positive for the high yield market and the JP Morgan HY Developed Index returned 5.76% during the first half of the year.

However, to begin the second half of the year volatility picked up in the high yield market as investors started to question the valuation of bonds. A technical sell-off took place as investors took money out of ETF and mutual funds during July. After a slight reprieve in August, liquidity weakened and the commodity sell off came into focus. Oil prices continued a decline that began in midsummer on concerns that the global market was oversupplied. Widespread deceleration of global economic growth, particularly in Europe and China, sapped demand, while on the supply side the November 27 announcement by the Organization of Petroleum Exporting Countries (“OPEC”) that output would not be cut put further downward pressure on prices. Falling oil prices weighed on high yield bonds in particular, since energy is one of the largest sectors in that marketplace. The divergence between growth in the U.S. and the rest of the world continued in the fourth quarter and it became apparent that the European Central Bank would take action with quantitative easing (“QE”) program of their own. Geo-political events in Ukraine/Russia and in the Middle East continued but the story for U.S. risk assets during the second half was the downward trajectory of oil prices.

In this environment, the high yield corporate bond market, as measured by the JP Morgan Developed High Yield Index posted a return of 2.15% and underperformed both equities as measured by the S&P 500® (13.68%) and the ten-year U.S. Treasury (10.92%) for the year.

The Great-West Putnam High Yield Bond Fund (Initial Class) performed in-line with its benchmark on a net basis during 2014, returning 2.09%. Generally speaking small out of benchmark allocations to equities and bank loans was beneficial to performance. Positioning within energy, gaming lodging & leisure, and metals & mining were the top performing sectors for the Fund during the year. The top performing individual names included First Data Corp. and Caesars Entertainment Corp. along with a lighter than benchmark holding of Arch Coal Inc. Meanwhile, allocations within the consumer products, healthcare, and utilities sectors detracted from performance relative to the benchmark. Paragon Offshore, 77 Energy, and Lightstream Resources were the biggest detractors at the issuer level.

Energy volatility certainly impacted the high yield market especially during the fourth quarter, and we continue to monitor the situation while maintaining an underweight in the sector relative to the benchmark. However away from the energy sector, we have a constructive outlook for the asset class. High yield issuers appear to be in reasonably good financial shape with the use of proceeds primarily for refinancing purposes. The domestic macro backdrop and corporate fundamentals remain strong. Though the default rate has ticked up recently (mainly due to Caesar’s Entertainment) and is higher than where we ended 2013, the consensus is still for below average defaults for an extended period. That said, sustained weakness in energy prices could elevate defaults among energy-related issuers. Despite the increased volatility, given that valuations are wider than they had been previously, we think high yield now offers more attractive loss adjusted returns when compared to other fixed income alternatives. Within the Fund, we have reduced beta while keeping duration shorter than benchmark as well as maintaining adequate cash to provide a cushion if market liquidity conditions are challenged. As such, the portfolio management team is increasingly vigilant in paring exposure in which constrained bond prices result in unfavorable risk/return characteristics.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	JP Morgan High Yield Developed Index
	10,000.00	10,000.00
2005	10,261.00	10,262.00
2006	11,299.41	11,450.34
2007	11,320.88	11,758.35
2008	7,656.31	8,607.11
2009	11,577.11	13,664.66
2010	13,174.35	15,695.22
2011	13,469.45	16,729.54
2012	15,489.87	19,351.06
2013	16,674.14	20,980.42
2014	17,022.85	21,431.50

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years
Initial Class	2.09%	8.02%	5.46%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Rating as of December 31, 2014

Rating	% of Fund Investments
A3	0.25%
B1	17.72
B2	11.81
B3	11.26
Ba1	5.84
Ba2	7.30
Ba3	15.44
Baa2	0.16
Baa3	1.24
CCC, CC, C	15.05
D	0.04
Equities	2.80
Not Rated	3.70
Short Term Investments	7.39
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)

Actual	$1,000.00	$970.97	$5.42

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

*Expenses are equal to the Fund’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

BANK LOANS
$ 570,000	Air Medical Group Holdings Inc(b)
	7.63%, 05/31/2018	$561,450
1,090,000	Asurion Corp
	8.50%, 03/03/2021	1,081,144
491,235	Avaya Inc(c)
	4.67%, 10/26/2017	470,460
675,000	Burger King TLB
	4.50%, 12/21/2021	673,072
	Caesars Entertainment Operating Co(c)
1,316,108	7.01%, 03/01/2017	1,154,885
194,025	9.75%, 01/28/2018	170,354
1,194,000	Caesars Growth Properties Holdings LLC(c)
	6.25%, 05/07/2021	1,098,480
650,264	CCM Merger Inc / Motor City Casino
	4.50%, 08/08/2021	640,510
521,062	CEC Entertainment Inc(c)
	4.00%, 02/14/2021	506,299
361,350	Community Health Systems(c)
	4.25%, 01/27/2021	360,146
441,875	CPG International(c)
	4.75%, 09/30/2020	436,352
250,000	Del Monte Corp(c)
	8.25%, 08/18/2021	211,875
387,068	Dell International LLC(c)
	4.50%, 04/29/2020	385,478
180,000	DPX Holdings BV
	4.25%, 03/11/2021	174,375
505,000	Fieldwood Energy(c)
	8.38%, 09/30/2020	366,630
327,910	FMG Finance Properties Ltd
	3.75%, 06/28/2019	297,989
340,000	Formula One Group
	4.75%, 07/30/2021	331,075
1,067,325	Gates Global TLB(c)
	4.25%, 07/05/2021	1,036,067
494,949	Getty Images Inc(c)
	4.75%, 10/18/2019	456,179
362,263	Grifols
	3.17%, 03/07/2021	356,829
1,053,000	iHeartCommunications Inc
	6.92%, 01/30/2019	990,478
148,247	Infor US Inc(c)
	3.75%, 06/03/2020	143,429
41,953	Istar Financial Inc(c)
	7.00%, 03/19/2017	42,844
988,887	JC Penney Corp Inc(c)
	5.00%, 06/20/2019	950,156
185,000	Navistar Inc(c)
	5.75%, 08/17/2017	183,613
1,275,946	Neiman Marcus(c)
	4.25%, 10/25/2020	1,246,882
105,000	Oxea S.a.r.l.
	8.25%, 07/15/2020	99,488
1,025,656	Par Pharmaceutical Cos Inc(c)
	4.00%, 09/30/2019	998,304
190,000	Rite Aid Corp(c)
	4.88%, 06/21/2021	189,762

Principal Amount(a)		Fair Value

Bank Loans — (continued)
$ 1,141,813	Rock Ohio Caesar(c)
	5.00%, 06/20/2019	$1,059,031
430,000	Shelf Drilling Holdings Ltd(c)
	10.00%, 10/08/2018	322,500
546,921	Tervita Corp(c)
	6.25%, 05/15/2018	504,079
995,230	Texas Competitive Electric Holdings Co(c)
	4.66%, 10/10/2017	632,939
760,000	Travelport LLC
	6.00%, 09/02/2021	757,910
497,941	Tribune Co(c)
	4.00%, 12/27/2020	489,227
1,068,053	Univision Communications(c)
	4.00%, 03/01/2020	1,042,419
132,638	Vantage Drilling Co
	5.75%, 03/28/2019	98,704
202,015	Yonkers Racing Corp(b)(c)
	4.25%, 08/20/2019	175,753

TOTAL BANK LOANS — 6.14%
(Cost $21,744,589)		$20,697,167

CORPORATE BONDS AND NOTES
Basic Materials — 5.50%
	Alcoa Inc
235,000	5.40%, 04/15/2021(d)	254,513
100,000	5.13%, 10/01/2024	105,977
	ArcelorMittal
1,555,000	10.35%, 06/01/2019	1,877,662
100,000	7.50%, 10/15/2039	103,500
	Celanese US Holdings LLC
730,000	5.88%, 06/15/2021	773,800
335,000	4.63%, 11/15/2022	331,650
655,000	Compass Minerals International Inc(e)
	4.88%, 07/15/2024	635,350
460,000	Eldorado Gold Corp(e)
	6.13%, 12/15/2020	446,200
	First Quantum Minerals Ltd(e)
362,000	6.75%, 02/15/2020	327,610
805,000	7.00%, 02/15/2021	724,500
200,000	7.25%, 05/15/2022	180,000
115,000	Hexion US Finance Corp
	6.63%, 04/15/2020	112,700
570,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
	8.88%, 02/01/2018	507,300
	HudBay Minerals Inc
775,000	9.50%, 10/01/2020	751,750
500,000	9.50%, 10/01/2020(e)	485,000
	Huntsman International LLC
810,000	4.88%, 11/15/2020	803,925
295,000	8.63%, 03/15/2021	316,388
100,000	EUR, 5.13%, 04/15/2021	125,337
380,000	5.13%, 11/15/2022(e)	374,300
475,000	INEOS Finance PLC(e)
	7.50%, 05/01/2020	498,750
765,000	INEOS Group Holdings SA(e)
	6.13%, 08/15/2018	732,488

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Basic Materials — (continued)
$ 485,000	JM Huber Corp(e)
	9.88%, 11/01/2019	$533,500
350,000	Mercer International Inc(e)
	7.75%, 12/01/2022	354,375
1,750,000	Momentive Performance Materials Inc
	3.88%, 10/24/2021	741,571
	New Gold Inc(e)
140,000	7.00%, 04/15/2020	140,210
335,000	6.25%, 11/15/2022(d)	328,300
885,000	Perstorp Holding AB(d)(e)
	8.75%, 05/15/2017	869,512
430,000	PQ Corp(e)
	8.75%, 05/01/2018	445,050
765,000	Ryerson Inc / Joseph T Ryerson & Son Inc
	9.00%, 10/15/2017	786,037
200,000	Smurfit Kappa Acquisitions(e)
	4.88%, 09/15/2018	207,000
305,000	Smurfit Kappa Treasury Funding Ltd
	7.50%, 11/20/2025	357,613
	Steel Dynamics Inc
55,000	6.13%, 08/15/2019	57,750
290,000	7.63%, 03/15/2020	302,325
95,000	5.13%, 10/01/2021(e)	96,781
40,000	6.38%, 08/15/2022	42,400
245,000	5.25%, 04/15/2023	248,675
340,000	5.50%, 10/01/2024(e)	348,500
515,000	TPC Group Inc(e)
	8.75%, 12/15/2020	500,838
	WR Grace & Co-Conn(e)
410,000	5.13%, 10/01/2021	420,250
1,260,000	5.63%, 10/01/2024(d)	1,313,550

		18,562,937

Communications — 18.48%
675,000	Alcatel-Lucent USA Inc(e)
	6.75%, 11/15/2020	712,462
1,190,000	Alliance Data Systems Corp(e)
	5.38%, 08/01/2022	1,175,125
2,160,000	Altice SA(e)
	7.75%, 05/15/2022	2,164,050
	Avaya Inc(e)
1,795,000	7.00%, 04/01/2019	1,750,125
345,000	10.50%, 03/01/2021(d)	294,975
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017	311,500
280,000	7.75%, 04/15/2018	308,000
45,000	8.00%, 04/15/2020	50,850
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(e)
510,000	5.63%, 02/15/2024	512,550
650,000	5.88%, 03/15/2025(d)	654,875
	CCO Holdings LLC / CCO Holdings Capital Corp
220,000	6.50%, 04/30/2021	231,000
70,000	6.63%, 01/31/2022	74,375

Principal Amount(a)		Fair Value

Communications — (continued)
$ 1,580,000	5.25%, 09/30/2022	$1,576,050
1,420,000	5.13%, 02/15/2023	1,388,050
	CCOH Safari LLC
570,000	5.50%, 12/01/2022	578,550
620,000	5.75%, 12/01/2024	626,975
	CenturyLink Inc
80,000	5.63%, 04/01/2020	83,000
1,695,000	6.75%, 12/01/2023(d)	1,856,025
	Clear Channel Worldwide Holdings Inc
495,000	7.63%, 03/15/2020	520,987
755,000	6.50%, 11/15/2022	777,650
	CSC Holdings LLC
520,000	6.75%, 11/15/2021	574,600
670,000	5.25%, 06/01/2024(e)	673,350
595,000	Cumulus Media Holdings Inc(d)
	7.75%, 05/01/2019	600,950
1,730,000	Digicel Group Ltd(e)
	8.25%, 09/30/2020	1,678,100
155,000	Digicel Ltd(e)
	8.25%, 09/01/2017	156,938
	DISH DBS Corp
370,000	7.88%, 09/01/2019	419,950
635,000	5.88%, 11/15/2024(e)	638,175
220,000	Entercom Radio LLC
	10.50%, 12/01/2019	238,700
	Frontier Communications Corp
230,000	8.13%, 10/01/2018	258,175
975,000	6.25%, 09/15/2021(d)	979,875
105,000	7.63%, 04/15/2024	108,150
	Gannett Co Inc
300,000	5.13%, 10/15/2019	306,750
655,000	5.13%, 07/15/2020	668,100
335,000	4.88%, 09/15/2021(e)	332,487
265,000	Getty Images Inc(e)
	7.00%, 10/15/2020	208,025
1,165,000	Gray Television Inc
	7.50%, 10/01/2020	1,199,950
	Hughes Satellite Systems Corp
450,000	6.50%, 06/15/2019	482,625
300,000	7.63%, 06/15/2021	330,000
	iHeartCommunications Inc
980,000	9.00%, 12/15/2019	965,300
1,060,000	9.00%, 03/01/2021	1,038,800
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021	379,850
315,000	6.63%, 12/15/2022(d)	323,663
	Intelsat Luxembourg SA
3,340,000	7.75%, 06/01/2021	3,348,350
585,000	8.13%, 06/01/2023	596,700
	Lamar Media Corp
330,000	5.88%, 02/01/2022	342,375
385,000	5.38%, 01/15/2024	396,550
210,000	Level 3 Communications Inc(e)
	5.75%, 12/01/2022	211,313
965,000	Level 3 Escrow II Inc(e)
	5.38%, 08/15/2022	969,825
	Level 3 Financing Inc
170,000	7.00%, 06/01/2020	179,138
450,000	8.63%, 07/15/2020	485,437

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Communications — (continued)
$ 160,000	6.13%, 01/15/2021	$165,600
	LIN Television Corp
110,000	6.38%, 01/15/2021	109,725
290,000	5.88%, 11/15/2022(e)	287,100
540,000	Mediacom LLC / Mediacom Capital Corp
	7.25%, 02/15/2022	576,450
205,000	Nexstar Broadcasting Inc
	6.88%, 11/15/2020	212,688
170,000	NII International Telecom SCA(e)(f)(g)
	7.88%, 08/15/2019	121,550
	Numericable Group SA(e)
1,695,000	6.00%, 05/15/2022	1,704,322
100,000	EUR, 5.63%, 05/15/2024	125,241
800,000	6.25%, 05/15/2024	806,000
	Quebecor Media Inc
140,000	CAD, 7.38%, 01/15/2021	128,637
600,000	5.75%, 01/15/2023	613,500
380,000	Qwest Corp
	6.75%, 12/01/2021	439,397
420,000	SBA Telecommunications Inc
	5.75%, 07/15/2020	427,476
	Sinclair Television Group Inc
310,000	5.38%, 04/01/2021	307,675
295,000	6.38%, 11/01/2021	303,850
65,000	6.13%, 10/01/2022	66,138
739,000	5.63%, 08/01/2024(d)(e)	714,982
	Sirius XM Radio Inc(e)
600,000	5.88%, 10/01/2020	618,000
715,000	6.00%, 07/15/2024	732,875
1,470,000	SoftBank Corp(e)
	4.50%, 04/15/2020	1,447,950
1,295,000	Sprint Capital Corp
	6.88%, 11/15/2028	1,139,600
	Sprint Communications Inc
125,000	8.38%, 08/15/2017	134,844
325,000	9.00%, 11/15/2018(e)	369,655
750,000	7.00%, 08/15/2020	750,000
	Sprint Corp
2,490,000	7.25%, 09/15/2021	2,468,212
1,410,000	7.88%, 09/15/2023	1,391,952
220,000	Syniverse Holdings Inc
	9.13%, 01/15/2019	229,900
	T-Mobile USA Inc
145,000	6.46%, 04/28/2019	150,800
495,000	6.25%, 04/01/2021	506,632
170,000	6.63%, 04/28/2021	174,463
490,000	6.13%, 01/15/2022	497,350
815,000	6.00%, 03/01/2023	817,037
855,000	6.63%, 04/01/2023	875,520
465,000	6.84%, 04/28/2023	480,112
840,000	6.38%, 03/01/2025	853,440
245,000	Townsquare Radio LLC / Townsquare Radio Inc(e)
	9.00%, 04/01/2019	260,925
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(e)
	7.50%, 03/15/2019	157,500
	Univision Communications Inc(e)
210,000	7.88%, 11/01/2020	223,650

Principal Amount(a)		Fair Value

Communications — (continued)
$ 350,000	8.50%, 05/15/2021	$372,750
	Videotron Ltd
130,000	CAD, 6.88%, 07/15/2021	120,148
770,000	5.00%, 07/15/2022	783,475
200,000	Virgin Media Finance PLC(d)(e)
	6.38%, 04/15/2023	209,500
200,000	Virgin Media Secured Finance PLC(e)
	5.38%, 04/15/2021	206,500
1,030,000	West Corp(e)
	5.38%, 07/15/2022	986,225
1,365,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp
	10.25%, 07/15/2019	1,421,306
530,000	Wind Acquisition Finance SA(e)
	7.38%, 04/23/2021	500,214
	Windstream Corp
285,000	7.88%, 11/01/2017	308,513
1,095,000	7.75%, 10/01/2021	1,116,900
170,000	6.38%, 08/01/2023	158,950

		62,314,604

Consumer, Cyclical — 12.78%
1,180,000	1011778 BC Unlimited Liability Company / New Red Finance Inc(e)
	6.00%, 04/01/2022	1,209,500
	AMC Entertainment Inc
320,000	9.75%, 12/01/2020	348,000
285,000	5.88%, 02/15/2022(d)	289,275
1,055,000	American Axle & Manufacturing Inc
	7.75%, 11/15/2019	1,181,600
	AutoNation Inc
45,000	6.75%, 04/15/2018	50,473
445,000	5.50%, 02/01/2020	488,036
	Bon-Ton Department Stores Inc
354,000	10.63%, 07/15/2017	352,230
325,000	8.00%, 06/15/2021(d)	271,375
300,000	Boyd Gaming Corp
	9.13%, 12/01/2018	307,500
445,000	Brookfield Residential Properties Inc(e)
	6.50%, 12/15/2020	465,025
515,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(e)
	6.13%, 07/01/2022	535,600
270,000	CCM Merger Inc(e)
	9.13%, 05/01/2019	283,500
310,000	CEC Entertainment Inc(d)
	8.00%, 02/15/2022	300,700
	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
200,000	5.25%, 03/15/2021	201,000
120,000	5.38%, 06/01/2024(e)	119,400
1,225,000	Chrysler Group LLC / CG Co- Issuer Inc
	8.25%, 06/15/2021	1,356,687

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
	Cinemark USA Inc
$ 55,000	7.38%, 06/15/2021	$58,575
295,000	5.13%, 12/15/2022	288,363
235,000	4.88%, 06/01/2023	222,075
	Dana Holding Corp
300,000	5.38%, 09/15/2021	309,000
755,000	6.00%, 09/15/2023	788,975
360,000	5.50%, 12/15/2024	363,600
245,000	First Cash Financial Services Inc
	6.75%, 04/01/2021	254,800
	General Motors Co
145,000	0.00%, 07/15/2023(h)	2,175
120,000	0.00%, 07/15/2033(h)	1,800
305,000	5.20%, 04/01/2045	321,775
440,000	Gibson Brands Inc(e)
	8.88%, 08/01/2018	422,400
	GLP Capital LP / GLP Financing II Inc
155,000	4.38%, 11/01/2018(d)	158,488
775,000	4.88%, 11/01/2020	784,687
1,110,000	Great Canadian Gaming Corp(e)
	CAD, 6.63%, 07/25/2022	1,003,185
	HD Supply Inc
680,000	7.50%, 07/15/2020	712,300
340,000	11.50%, 07/15/2020	389,300
560,000	5.25%, 12/15/2021(e)	569,800
	Isle of Capri Casinos Inc
430,000	7.75%, 03/15/2019	445,050
210,000	5.88%, 03/15/2021	213,150
130,000	Jo-Ann Stores Holdings Inc(e)
	9.75%, 10/15/2019	110,500
700,000	Jo-Ann Stores Inc(e)
	8.13%, 03/15/2019	651,000
450,000	L Brands Inc
	5.63%, 02/15/2022	483,750
140,000	Landry’s Holdings II Inc(e)
	10.25%, 01/01/2018	144,200
1,285,000	Landry’s Inc(e)
	9.38%, 05/01/2020	1,362,100
	Lennar Corp
345,000	4.50%, 06/15/2019	345,000
735,000	4.75%, 11/15/2022	720,300
455,000	M/I Homes Inc
	8.63%, 11/15/2018	473,200
	MGM Resorts International
135,000	8.63%, 02/01/2019	153,056
510,000	5.25%, 03/31/2020(d)	506,175
1,135,000	6.75%, 10/01/2020	1,191,750
1,290,813	MTR Gaming Group Inc
	11.50%, 08/01/2019	1,397,305
593,000	Navistar International Corp(d)
	8.25%, 11/01/2021	584,846
455,000	Neiman Marcus Group LLC
	7.13%, 06/01/2028	455,000
	Neiman Marcus Group LTD LLC(e)
565,000	8.00%, 10/15/2021	597,487
610,000	8.75%, 10/15/2021	646,600
880,000	Oshkosh Corp
	5.38%, 03/01/2022	897,600

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$ 695,000	Penn National Gaming Inc(d)
	5.88%, 11/01/2021	$646,350
	Penske Automotive Group Inc
670,000	5.75%, 10/01/2022	695,125
490,000	5.38%, 12/01/2024	496,125
275,000	Petco Animal Supplies Inc(e)
	9.25%, 12/01/2018	288,063
550,000	Petco Holdings Inc(e)
	8.50%, 10/15/2017	558,250
883,000	Pittsburgh Glass Works LLC(e)
	8.00%, 11/15/2018	931,565
	PulteGroup Inc
300,000	7.63%, 10/15/2017	336,000
190,000	7.88%, 06/15/2032	216,125
330,000	6.00%, 02/15/2035	315,150
	Regal Entertainment Group
475,000	5.75%, 03/15/2022	453,625
760,000	5.75%, 06/15/2023	710,600
145,000	5.75%, 02/01/2025	133,400
	Rite Aid Corp
675,000	9.25%, 03/15/2020	736,594
155,000	8.00%, 08/15/2020	165,656
143,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(e)
	9.50%, 06/15/2019	151,580
686,000	Sabre Global Inc(e)
	8.50%, 05/15/2019	734,020
235,000	Schaeffler Finance BV(e)
	7.75%, 02/15/2017	257,325
	Schaeffler Holding Finance BV(e)
355,000	6.88%, 08/15/2018	370,088
200,000	6.75%, 11/15/2022	209,000
170,000	Scientific Games Corp(d)
	8.13%, 09/15/2018	144,500
	Scientific Games International Inc
160,000	6.25%, 09/01/2020(d)	112,000
515,000	7.00%, 01/01/2022(e)	521,437
1,365,000	10.00%, 12/01/2022(e)	1,250,681
1,420,000	Six Flags Entertainment Corp(e)
	5.25%, 01/15/2021	1,420,000
	Standard Pacific Corp
775,000	6.25%, 12/15/2021	794,375
290,000	5.88%, 11/15/2024	290,000
515,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(e)
	6.38%, 06/01/2021	468,650
	Taylor Morrison Communities Inc / Monarch Communities Inc(e)
531,000	7.75%, 04/15/2020	562,860
305,000	5.25%, 04/15/2021	300,425
190,000	5.63%, 03/01/2024	183,350
	Tenneco Inc
295,000	6.88%, 12/15/2020	311,963
1,200,000	5.38%, 12/15/2024(d)	1,230,000
100,000	TRW Automotive Inc(e)
	4.50%, 03/01/2021	100,500

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Consumer, Cyclical — (continued)
$ 1,220,000	Weyerhaeuser Real Estate Co(e)
	5.88%, 06/15/2024	$1,220,000

		43,104,650

Consumer, Non-cyclical — 12.68%
	Acadia Healthcare Co Inc
505,000	6.13%, 03/15/2021	515,100
315,000	5.13%, 07/01/2022	310,275
	Ashtead Capital Inc(e)
830,000	6.50%, 07/15/2022	881,875
435,000	5.63%, 10/01/2024	445,875
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
65,000	9.75%, 03/15/2020	70,850
830,000	5.13%, 06/01/2022(e)	838,300
410,000	5.50%, 04/01/2023	418,200
	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp
215,000	7.75%, 02/15/2019	224,030
405,000	6.00%, 10/15/2021	421,200
550,000	Barry Callebaut Services NV(e)
	5.50%, 06/15/2023	586,107
380,000	Capsugel SA(d)(e)
	7.00%, 05/15/2019	383,800
513,000	Catamaran Corp
	4.75%, 03/15/2021	513,000
420,000	Centene Corp
	4.75%, 05/15/2022	421,050
1,335,000	Ceridian HCM Holding Inc(e)
	11.00%, 03/15/2021	1,460,370
	CHS/Community Health Systems Inc
210,000	5.13%, 08/15/2018	217,350
540,000	5.13%, 08/01/2021	560,250
95,000	6.88%, 02/01/2022	100,641
	Constellation Brands Inc
45,000	3.88%, 11/15/2019	45,338
110,000	6.00%, 05/01/2022	121,550
1,290,000	4.25%, 05/01/2023	1,280,325
60,000	4.75%, 11/15/2024	60,750
560,000	ConvaTec Finance International SA(e)
	8.25%, 01/15/2019	568,400
345,000	ConvaTec Healthcare E SA(e)
	10.50%, 12/15/2018	363,975
675,000	Crimson Merger Sub Inc(e)
	6.63%, 05/15/2022	606,656
780,000	DaVita HealthCare Partners Inc
	5.13%, 07/15/2024	795,600
490,000	Elizabeth Arden Inc(d)
	7.38%, 03/15/2021	449,575
	Endo Finance LLC(e)
1,275,000	5.75%, 01/15/2022	1,275,000
415,000	5.38%, 01/15/2023	406,700
260,000	ESAL GmbH(e)
	6.25%, 02/05/2023	246,350

Principal Amount(a)		Fair Value

Consumer, Non-cyclical — (continued)
	Fresenius Medical Care US Finance II Inc(e)
$ 185,000	5.63%, 07/31/2019	$197,488
215,000	4.75%, 10/15/2024	217,150
560,000	Garda World Security Corp(e)
	7.25%, 11/15/2021	554,400
770,000	Halyard Health Inc(e)
	6.25%, 10/15/2022	781,550
	HCA Inc
390,000	3.75%, 03/15/2019	390,487
1,910,000	6.50%, 02/15/2020	2,140,155
55,000	7.50%, 02/15/2022	62,838
905,000	Heinz (HJ) Co
	4.25%, 10/15/2020	914,050
350,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	367,500
1,255,000	Igloo Holdings Corp(e)
	8.25%, 12/15/2017	1,258,137
430,000	Jaguar Holding Co I(e)
	9.38%, 10/15/2017	439,460
545,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(e)
	9.50%, 12/01/2019	584,512
1,060,000	JBS USA LLC / JBS USA Finance Inc(e)
	7.25%, 06/01/2021	1,091,800
855,000	JLL/Delta Dutch Newco BV(e)
	7.50%, 02/01/2022	867,825
1,045,000	Kinetic Concepts Inc / KCI USA Inc
	10.50%, 11/01/2018	1,136,437
950,000	Lender Processing Services Inc
	5.75%, 04/15/2023	997,500
475,000	Novelis Inc
	8.75%, 12/15/2020	503,500
	Omnicare Inc
820,000	4.75%, 12/01/2022	830,250
105,000	5.00%, 12/01/2024	107,625
585,000	Par Pharmaceutical Cos Inc
	7.38%, 10/15/2020	611,325
	PHH Corp
570,000	7.38%, 09/01/2019	571,425
380,000	6.38%, 08/15/2021	348,175
350,000	Prestige Brands Inc(d)(e)
	5.38%, 12/15/2021	343,875
970,000	Revlon Consumer Products Corp
	5.75%, 02/15/2021	970,000
145,000	Salix Pharmaceuticals Ltd(e)
	6.00%, 01/15/2021	147,900
	Service Corp International
964,000	5.38%, 01/15/2022	988,100
905,000	5.38%, 05/15/2024	923,100
290,000	7.50%, 04/01/2027	326,250
	Spectrum Brands Inc
262,000	6.75%, 03/15/2020	273,790
20,000	6.38%, 11/15/2020	20,850
15,000	6.63%, 11/15/2022	15,863
325,000	6.13%, 12/15/2024(e)	329,875
	Teleflex Inc
155,000	6.88%, 06/01/2019	161,588

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Consumer, Non-cyclical — (continued)
$ 440,000	5.25%, 06/15/2024(e)	$440,000
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	287,525
95,000	4.75%, 06/01/2020	96,425
735,000	6.00%, 10/01/2020	789,265
1,455,000	4.50%, 04/01/2021	1,458,637
285,000	4.38%, 10/01/2021	282,862
980,000	TMS International Corp(e)
	7.63%, 10/15/2021	1,021,650
	United Rentals North America Inc
410,000	7.63%, 04/15/2022	450,795
265,000	6.13%, 06/15/2023	278,250
345,000	5.75%, 11/15/2024	355,350
170,000	United Surgical Partners International Inc
	9.00%, 04/01/2020	182,538
	Valeant Pharmaceuticals International(e)
260,000	6.75%, 08/15/2018	276,580
189,000	6.88%, 12/01/2018	194,954
20,000	7.00%, 10/01/2020	21,100
1,180,000	6.38%, 10/15/2020	1,233,100
35,000	5.63%, 12/01/2021	35,263
615,000	WellCare Health Plans Inc
	5.75%, 11/15/2020	634,987
645,000	WhiteWave Foods Co
	5.38%, 10/01/2022	664,350

		42,766,903

Diversified — 0.44%
610,000	DH Services Luxembourg S.a.r.l.(e)
	7.75%, 12/15/2020	638,975
830,000	Nielsen Co Luxembourg S.a.r.l.(e)
	5.50%, 10/01/2021	846,600

		1,485,575

Energy — 10.74%
	Access Midstream Partners LP / ACMP Finance Corp
230,000	5.88%, 04/15/2021	239,775
100,000	6.13%, 07/15/2022	106,250
900,000	4.88%, 05/15/2023	913,500
325,000	Alpha Natural Resources Inc
	6.25%, 06/01/2021	91,000
355,000	Antero Resources Corp(e)
	5.13%, 12/01/2022	334,588
740,000	Antero Resources Finance Corp
	5.38%, 11/01/2021	715,950
	Baytex Energy Corp(e)
95,000	5.13%, 06/01/2021	80,750
870,000	5.63%, 06/01/2024	739,500
295,000	Calfrac Holdings LP(e)
	7.50%, 12/01/2020	249,275
	California Resources Corp(d)(e)
340,000	5.00%, 01/15/2020	294,950
915,000	6.00%, 11/15/2024	773,175
230,000	Carrizo Oil & Gas Inc
	8.63%, 10/15/2018	230,000

Principal Amount(a)		Fair Value

Energy — (continued)
$ 385,000	Chaparral Energy Inc
	8.25%, 09/01/2021	$261,800
882,000	CHC Helicopter SA
	9.25%, 10/15/2020	857,745
	Chesapeake Energy Corp
55,000	EUR, 6.25%, 01/15/2017	69,381
450,000	3.48%, 04/15/2019(c)	441,000
665,000	6.13%, 02/15/2021	698,250
245,000	4.88%, 04/15/2022(d)	238,263
100,000	5.75%, 03/15/2023(d)	103,000
	Concho Resources Inc
215,000	6.50%, 01/15/2022	224,675
280,000	5.50%, 10/01/2022	282,800
625,000	5.50%, 04/01/2023	627,938
185,000	Connacher Oil & Gas Ltd(d)(e)
	8.50%, 08/01/2019	67,525
590,000	CONSOL Energy Inc(e)
	5.88%, 04/15/2022	548,700
	Denbury Resources Inc
90,000	6.38%, 08/15/2021	85,500
660,000	5.50%, 05/01/2022	603,900
330,000	Dynegy Holdings LLC(f)(g)(h)
	0.00%, 06/01/2019	413
322,000	Energy Transfer Equity LP
	7.50%, 10/15/2020	357,420
	EP Energy LLC / Everest Acquisition Finance Inc
540,000	9.38%, 05/01/2020(d)	545,400
70,000	7.75%, 09/01/2022	65,450
295,000	EXCO Resources Inc
	7.50%, 09/15/2018	225,491
	Exterran Partners LP / EXLP Finance Corp
300,000	6.00%, 04/01/2021	261,000
535,000	6.00%, 10/01/2022(e)	454,750
410,000	FTS International Inc(e)
	6.25%, 05/01/2022	299,300
	Gulfport Energy Corp
265,000	7.75%, 11/01/2020(e)	259,038
1,135,000	7.75%, 11/01/2020	1,109,462
	Halcon Resources Corp
400,000	9.75%, 07/15/2020	300,000
1,120,000	8.88%, 05/15/2021(d)	842,800
	Hiland Partners LP / Hiland Partners Finance Corp(e)
575,000	7.25%, 10/01/2020	546,250
120,000	5.50%, 05/15/2022	105,600
500,000	Hilcorp Energy I LP / Hilcorp Finance Co(e)
	5.00%, 12/01/2024	440,000
275,000	Key Energy Services Inc
	6.75%, 03/01/2021	170,500
	Kinder Morgan Inc
925,000	5.00%, 02/15/2021(e)	962,327
100,000	7.80%, 08/01/2031	121,763
360,000	7.75%, 01/15/2032	442,800
	Kodiak Oil & Gas Corp
715,000	8.13%, 12/01/2019	727,512
45,000	5.50%, 02/01/2022	45,113

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Energy — (continued)
$ 1,355,000	Lightstream Resources Ltd(e)
	8.63%, 02/01/2020	$948,500
	Linn Energy LLC / Linn Energy Finance Corp
50,000	6.50%, 05/15/2019	42,750
1,410,000	6.25%, 11/01/2019	1,191,450
490,000	6.50%, 09/15/2021(d)	396,900
190,000	Lone Pine Resources Canada Ltd(h)(i)
	10.38%, 02/15/2017	10
	MEG Energy Corp(e)
75,000	6.50%, 03/15/2021	68,438
500,000	6.38%, 01/30/2023	446,250
215,000	Milagro Oil & Gas Inc(i)
	10.50%, 05/15/2016	159,100
	Newfield Exploration Co
165,000	6.88%, 02/01/2020	167,475
490,000	5.75%, 01/30/2022	485,100
200,000	5.63%, 07/01/2024	197,875
	Oasis Petroleum Inc
1,330,000	6.88%, 03/15/2022	1,210,300
115,000	6.88%, 01/15/2023	104,650
	Offshore Group Investment Ltd
520,000	7.50%, 11/01/2019(d)	387,400
190,000	7.13%, 04/01/2023	134,900
	Paragon Offshore PLC(d)(e)
245,000	6.75%, 07/15/2022	149,450
1,040,000	7.25%, 08/15/2024	624,000
	Regency Energy Partners LP / Regency Energy Finance Corp
925,000	5.88%, 03/01/2022	922,687
245,000	5.00%, 10/01/2022	231,525
395,000	5.50%, 04/15/2023	381,175
340,000	4.50%, 11/01/2023	311,950
260,000	Rose Rock Midstream LP / Rose Rock Finance Corp
	5.63%, 07/15/2022	243,100
	Rosetta Resources Inc
735,000	5.63%, 05/01/2021	672,598
360,000	5.88%, 06/01/2024(d)	320,400
	Sabine Pass Liquefaction LLC
545,000	6.25%, 03/15/2022	553,175
1,355,000	5.63%, 04/15/2023	1,324,512
550,000	5.75%, 05/15/2024	539,688
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016	176,800
120,000	6.50%, 11/01/2020	121,200
945,000	Samson Investment Co
	9.75%, 02/15/2020	391,584
620,000	Seven Generations Energy Ltd(e)
	8.25%, 05/15/2020	595,200
345,000	Seventy Seven Energy Inc(d)
	6.50%, 07/15/2022	201,825
225,000	Seventy Seven Operating LLC
	6.63%, 11/15/2019	171,000
675,000	Shelf Drilling Holdings Ltd(d)(e)
	8.63%, 11/01/2018	553,500
	SM Energy Co
140,000	6.63%, 02/15/2019	137,200
95,000	6.50%, 11/15/2021	92,150

Principal Amount(a)		Fair Value

Energy — (continued)
$ 45,000	6.50%, 01/01/2023	$43,200
	Tesoro Logistics LP / Tesoro Logistics Finance Corp(e)
45,000	5.50%, 10/15/2019	44,663
70,000	6.25%, 10/15/2022	69,825
220,000	Triangle USA Petroleum Corp(e)
	6.75%, 07/15/2022	145,200
890,000	Unit Corp
	6.63%, 05/15/2021	796,550
1,155,000	Whiting Petroleum Corp
	5.75%, 03/15/2021	1,071,262
104,000	Williams Cos Inc
	7.75%, 06/15/2031	111,377
1,145,000	WPX Energy Inc
	6.00%, 01/15/2022	1,102,062

		36,201,535

Financial — 10.51%
305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(e)
	7.88%, 12/15/2020	311,100
	Ally Financial Inc
95,000	6.25%, 12/01/2017	102,600
70,000	8.00%, 03/15/2020	82,600
220,000	7.50%, 09/15/2020	257,950
1,310,000	8.00%, 11/01/2031	1,670,250
415,000	American International Group Inc(c)
	8.18%, 05/15/2058	562,325
400,000	Banco Bilbao Vizcaya Argentaria SA(c)(j)
	9.00%, Perpetual	428,000
265,000	Bank of America Corp(c)(j)
	6.50%, Perpetual	269,744
345,000	BBVA International Preferred SAU(c)(j)
	5.92%, Perpetual	351,141
	CBRE Services Inc
898,000	5.00%, 03/15/2023	917,666
260,000	5.25%, 03/15/2025	265,200
	CIT Group Inc
215,000	5.25%, 03/15/2018	224,138
230,000	6.63%, 04/01/2018(e)	249,550
510,000	5.50%, 02/15/2019(e)	538,050
175,000	3.88%, 02/19/2019	174,563
175,000	5.38%, 05/15/2020	184,958
825,000	5.00%, 08/15/2022	847,687
205,000	5.00%, 08/01/2023	210,638
105,000	Citigroup Inc(c)(j)
	5.90%, Perpetual	102,375
430,000	CNG Holdings Inc(d)(e)
	9.38%, 05/15/2020	283,800
150,000	CNO Financial Group Inc(e)
	6.38%, 10/01/2020	158,250
200,000	Commerzbank AG(e)
	8.13%, 09/19/2023	229,970
240,000	Community Choice Financial Inc
	10.75%, 05/01/2019	156,000
	Corrections Corp of America
85,000	4.13%, 04/01/2020	82,663

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Financial — (continued)
$ 960,000	4.63%, 05/01/2023	$924,000
755,000	Credit Acceptance Corp(e)
	6.13%, 02/15/2021	755,000
	Crown Castle International Corp
235,000	4.88%, 04/15/2022	237,350
1,255,000	5.25%, 01/15/2023	1,280,100
870,000	DFC Finance Corp(e)
	10.50%, 06/15/2020	737,325
850,000	Dresdner Funding Trust I(e)
	8.15%, 06/30/2031	1,003,000
	E*TRADE Financial Corp
795,000	6.38%, 11/15/2019	842,700
715,000	5.38%, 11/15/2022	731,087
280,000	Genworth Holdings Inc(c)(d)
	6.15%, 11/15/2066	172,200
1,010,000	Hockey Merger Sub 2 Inc(e)
	7.88%, 10/01/2021	1,004,950
720,000	Howard Hughes Corp(e)
	6.88%, 10/01/2021	745,200
340,000	Hub Holdings LLC / Hub Holdings Finance Inc(e)
	8.13%, 07/15/2019	336,600
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
725,000	6.00%, 08/01/2020	746,895
1,070,000	5.88%, 02/01/2022	1,074,681
	International Lease Finance Corp
65,000	6.25%, 05/15/2019	71,013
325,000	5.88%, 08/15/2022	352,625
665,000	Iron Mountain Inc
	6.00%, 08/15/2023	691,600
	iStar Financial Inc
295,000	7.13%, 02/15/2018	309,750
460,000	4.88%, 07/01/2018	451,950
160,000	5.00%, 07/01/2019	155,200
75,000	Liberty Mutual Group Inc(e)
	7.80%, 03/15/2037	87,750
255,000	Lloyds Bank PLC(c)(j) GBP, 13.00%, Perpetual	677,037
593,000	Lloyds Banking Group PLC(c)(j)
	7.50%, Perpetual	603,377
475,000	Mattamy Group Corp(e)
	6.50%, 11/15/2020	477,375
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021	90,950
340,000	6.38%, 02/15/2022	361,250
	Nationstar Mortgage LLC / Nationstar Capital Corp
745,000	7.88%, 10/01/2020	715,200
370,000	6.50%, 07/01/2021	336,700
545,000	Navient LLC
	8.45%, 06/15/2018	607,675
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(e)
105,000	5.63%, 03/15/2020	109,725
435,000	5.88%, 03/15/2022	457,837
440,000	Ocwen Financial Corp(e)
	6.63%, 05/15/2019	402,600

Principal Amount(a)		Fair Value

Financial — (continued)
	Omega Healthcare Investors Inc
$ 120,000	6.75%, 10/15/2022	$127,200
655,000	4.95%, 04/01/2024	681,619
	OneMain Financial Holdings Inc(e)
520,000	6.75%, 12/15/2019	530,400
360,000	7.25%, 12/15/2021	369,000
	Provident Funding Associates LP / PFG Finance Corp(e)
260,000	10.13%, 02/15/2019	273,000
710,000	6.75%, 06/15/2021	688,700
550,000	ROC Finance LLC / ROC Finance 1 Corp(d)(e)
	12.13%, 09/01/2018	580,250
	Royal Bank of Scotland Group PLC
1,100,000	7.64%, Perpetual(c)(j)	1,155,000
615,000	7.65%, Perpetual(c)(j)	716,475
255,000	6.00%, 12/19/2023	276,011
235,000	5.13%, 05/28/2024	239,040
	Springleaf Finance Corp
725,000	6.90%, 12/15/2017	772,125
255,000	5.25%, 12/15/2019	249,900
435,000	6.00%, 06/01/2020	430,650
90,000	7.75%, 10/01/2021	100,800
390,000	Stearns Holdings Inc(e)
	9.38%, 08/15/2020	390,000
725,000	TMX Finance LLC / TitleMax Finance Corp(e)
	8.50%, 09/15/2018	609,000
600,000	USI Inc(e)
	7.75%, 01/15/2021	585,000
510,000	Walter Investment Management Corp(d)
	7.88%, 12/15/2021	455,175

		35,441,265

Industrial — 9.74%
2,055,000	ADS Waste Holdings Inc
	8.25%, 10/01/2020	2,055,000
464,000	Ainsworth Lumber Co Ltd(e)
	7.50%, 12/15/2017	477,920
320,000	Air Medical Group Holdings Inc
	9.25%, 11/01/2018	333,600
	Amsted Industries Inc(e)
550,000	5.00%, 03/15/2022	540,375
660,000	5.38%, 09/15/2024	641,850
313,153	Ardagh Finance Holdings SA(d)(e)
	8.63%, 06/15/2019	308,456
	Belden Inc(e)
490,000	5.50%, 09/01/2022	486,325
955,000	5.25%, 07/15/2024	916,800
490,000	Berry Plastics Corp
	9.75%, 01/15/2021	545,125
1,085,000	BlueLine Rental Finance Corp(e)
	7.00%, 02/01/2019	1,112,125
1,015,000	Boise Cascade Co
	6.38%, 11/01/2020	1,065,750
	Bombardier Inc(e)
105,000	7.75%, 03/15/2020	113,925
310,000	6.13%, 01/15/2023(d)	316,200

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Industrial — (continued)
$ 605,000	Briggs & Stratton Corp
	6.88%, 12/15/2020	$650,375
	Building Materials Corp of America(e)
140,000	6.75%, 05/01/2021	148,050
1,190,000	5.38%, 11/15/2024	1,187,025
	Cemex Finance LLC(e)
200,000	9.38%, 10/12/2022	223,000
225,000	6.00%, 04/01/2024	219,375
	Cemex SAB de CV(e)
200,000	9.50%, 06/15/2018	218,000
745,000	6.50%, 12/10/2019	763,252
350,000	5.70%, 01/11/2025	339,500
410,000	Coveris Holdings SA(e)
	7.88%, 11/01/2019	422,300
750,000	CPG Merger Sub LLC(e)
	8.00%, 10/01/2021	766,875
460,000	Crown Americas LLC / Crown Americas Capital Corp IV
	4.50%, 01/15/2023	446,200
355,000	Crown Cork & Seal Co Inc
	7.38%, 12/15/2026	392,275
897,000	Gates Global LLC / Gates Global Co(e)
	6.00%, 07/15/2022	859,057
795,000	Huntington Ingalls Industries Inc(e)
	5.00%, 12/15/2021	808,912
610,000	Legrand France SA
	8.50%, 02/15/2025	856,672
395,000	Louisiana-Pacific Corp
	7.50%, 06/01/2020	415,738
920,000	Manitowoc Co Inc
	5.88%, 10/15/2022	933,800
330,000	Masonite International Corp(e)
	8.25%, 04/15/2021	352,275
575,000	MasTec Inc
	4.88%, 03/15/2023	540,500
415,000	Moog Inc(e)
	5.25%, 12/01/2022	420,187
	Nortek Inc
460,000	10.00%, 12/01/2018	481,850
625,000	8.50%, 04/15/2021	668,750
72,000	Owens Corning
	9.00%, 06/15/2019	87,133
525,000	Owens-Brockway Glass Container Inc(e)
	5.38%, 01/15/2025	530,250
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
350,000	7.88%, 08/15/2019	368,813
1,525,000	9.88%, 08/15/2019	1,616,500
85,000	5.75%, 10/15/2020	87,125
200,000	8.25%, 02/15/2021	205,000
265,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(e)
	10.00%, 06/01/2020	262,854
1,215,000	SBA Communications Corp(d)(e)
	4.88%, 07/15/2022	1,169,437
	Sealed Air Corp(e)
520,000	6.50%, 12/01/2020	569,400

Principal Amount(a)		Fair Value

Industrial — (continued)
$ 245,000	8.38%, 09/15/2021(d)	$273,788
190,000	4.88%, 12/01/2022	188,575
405,000	5.25%, 04/01/2023	413,100
265,000	5.13%, 12/01/2024	267,650
160,000	6.88%, 07/15/2033	163,600
	Terex Corp
90,000	6.50%, 04/01/2020	93,150
875,000	6.00%, 05/15/2021	892,500
115,000	Tervita Corp(e)
	10.88%, 02/15/2018	70,150
	TransDigm Inc
770,000	5.50%, 10/15/2020	752,675
90,000	7.50%, 07/15/2021	95,850
730,000	6.50%, 07/15/2024	733,650
80,000	USG Corp(e)
	5.88%, 11/01/2021	80,800
360,000	Vander Intermediate Holding II Corp(e)
	9.75%, 02/01/2019	372,600
1,070,000	Watco Cos LLC / Watco Finance Corp(e)
	6.38%, 04/01/2023	1,059,300
570,000	Weekley Homes LLC / Weekley Finance Corp
	6.00%, 02/01/2023	541,500
885,000	Zebra Technologies Corp(e)
	7.25%, 10/15/2022	929,250

		32,852,069

Technology — 1.55%
755,000	ACI Worldwide Inc(e)
	6.38%, 08/15/2020	788,975
	First Data Corp
1,340,000	8.25%, 01/15/2021(e)	1,433,800
257,000	11.25%, 01/15/2021	291,695
230,000	12.63%, 01/15/2021	273,125
474,000	11.75%, 08/15/2021	543,915
	Freescale Semiconductor Inc(e)
510,000	5.00%, 05/15/2021	510,000
20,000	6.00%, 01/15/2022	20,900
80,000	IMS Health Inc(e)
	6.00%, 11/01/2020	82,400
700,000	Micron Technology Inc(e)
	5.88%, 02/15/2022	735,000
545,000	SunGard Data Systems Inc
	6.63%, 11/01/2019	550,450

		5,230,260

Utilities — 2.90%
	AES Corp
960,000	8.00%, 10/15/2017	1,077,600
365,000	8.00%, 06/01/2020	417,013
765,000	7.38%, 07/01/2021	864,450
150,000	4.88%, 05/15/2023	148,875
	Calpine Corp
920,000	6.00%, 01/15/2022(e)	979,800
90,000	5.88%, 01/15/2024(e)	95,850
985,000	5.75%, 01/15/2025	997,312

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Utilities — (continued)
$ 51,000	DPL Inc
	6.50%, 10/15/2016	$53,805
	Dynegy Finance I Inc / Dynegy Finance II Inc(e)
1,070,000	6.75%, 11/01/2019	1,088,725
60,000	7.38%, 11/01/2022	61,050
410,000	7.63%, 11/01/2024	418,200
515,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(e)(g)(i)
	11.75%, 03/01/2022	610,275
	GenOn Americas Generation LLC
410,000	8.50%, 10/01/2021	352,600
150,000	9.13%, 05/01/2031	128,250
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	24,875
165,000	9.88%, 10/15/2020	162,525
	NRG Energy Inc
705,000	7.63%, 01/15/2018	773,737
575,000	7.88%, 05/15/2021	619,563
250,000	NRG Yield Operating LLC(e)
	5.38%, 08/15/2024	253,750
560,000	Southern Star Central Corp(e)
	5.13%, 07/15/2022	562,800
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(e)
	11.50%, 10/01/2020	70,750

		9,761,805

TOTAL CORPORATE BONDS AND NOTES — 85.32% (Cost $293,161,969) $ 287,721,603

CONVERTIBLE BONDS
Financial — 0.15%
386,000	iStar Financial Inc
	3.00%, 11/15/2016	488,049

TOTAL CONVERTIBLE BONDS — 0.15% (Cost $432,312)		$488,049

Shares

COMMON STOCK
Basic Materials — 0.39%
19,605	Huntsman Corp	446,602
19,765	MeadWestvaco Corp	877,368

		1,323,970

Communications — 0.29%
8,000	DISH Network Corp Class A(k)	583,120
7,855	Level 3 Communications Inc(k)	387,880

		971,000

Shares		Fair Value

Consumer, Cyclical — 0.44%
22,157	General Motors Co	$773,501
51,425	Penn National Gaming Inc(k)	706,065

		1,479,566

Consumer, Non-cyclical — 0.05%
6,665	Live Nation Entertainment Inc(k)	174,023

Energy — 0.11%
21,195	EP Energy Corp Class A(d)(k)	221,276
23,699	Lone Pine Resources Canada Ltd(h)(k)	816
23,699	Lone Pine Resources Inc Class A(h)(k)	948
11,995	Seventy Seven Energy Inc(k)	64,893
123,773	Vantage Drilling Co(k)	60,500

		348,433

Financial — 0.37%
32,340	Ally Financial Inc(k)	763,871
10,346	CIT Group Inc	494,849

		1,258,720

TOTAL COMMON STOCK — 1.65% (Cost $5,517,065)		$5,555,712

CONVERTIBLE PREFERRED STOCK
Financial — 0.44%
2,758	American Tower Corp Series A, 5.25%	314,067
4,195	Crown Castle International Corp, 4.50%	432,043
32,278	EPR Properties Series C, 5.75%	755,506

		1,501,616

Industrial — 0.15%
8,135	United Technologies Corp, 7.50%	498,919

TOTAL CONVERTIBLE PREFERRED STOCK — 0.59% (Cost $1,904,954)		$2,000,535

PREFERRED STOCK
Basic Materials — 0.05%
3,257	Alcoa Inc	164,784

Consumer, Cyclical — 0.05%
6,447	M/I Homes Inc(d)	166,913

Consumer, Non-cyclical — 0.09%
5,957	Tyson Foods Inc	299,875

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — 0.41%
767	Ally Financial Inc(e)	$766,688
4,800	Citigroup Inc Series K	127,584
13,425	Federal National Mortgage	51,955
	Association(d)(k)
16,517	GMAC Capital Trust I	435,719

		1,381,946

TOTAL PREFERRED STOCK — 0.60% (Cost $2,094,438)		$2,013,518

WARRANTS
Consumer, Cyclical — 0.01%
980	General Motors Co, expiring	24,755
	07/10/2016(k)
980	General Motors Co, expiring	16,787
	07/10/2019(k)

		41,542

TOTAL WARRANTS — 0.01% (Cost $37,568)		$41,542

Principal Amount(a)

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.37%
	Federal Home Loan Bank
$ 5,000,000	0.00%, 01/02/2015	5,000,000
3,000,000	0.03%, 01/16/2015	2,999,963

		7,999,963

U.S. Treasury Bonds and Notes — 0.03%
	U.S. Treasury Bills(l)
10,000	0.00%, 01/29/2015(m)	10,000
100,000	0.02%, 01/15/2015	100,000

		110,000

Repurchase Agreements — 5.13%
4,112,488	Undivided interest of 11.00% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $4,112,488 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 5.50%, 1/31/19 - 11/1/44, with a value of $38,142,906.(n)	4,112,488

Principal Amount(a)		Fair Value

Repurchase Agreements — (continued)
$ 4,112,488	Undivided interest of 22.19% in a repurchase agreement (principal amount/value $18,535,607 with a maturity value of $18,535,710) with Scotia Capital (USA) Inc, 0.10%, dated 12/31/14 to be repurchased at $4,112,488 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.13% - 7.13%, 2/9/15 - 5/15/40, with a value of $18,906,436.(n)	$4,112,488
4,112,488	Undivided interest of 4.74% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $4,112,488 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192.(n)	4,112,488
4,112,488	Undivided interest of 4.90% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $4,112,488 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041.(n)	4,112,488

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount(a)		Fair Value

Repurchase Agreements — (continued)
$ 865,720	Undivided interest of 9.98% in a repurchase agreement (principal amount/value $8,673,204 with a maturity value of $8,673,243) with RBC Capital Markets Corp, 0.08%, dated 12/31/14 to be repurchased at $865,720 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00% - 5.00%, 5/1/15 - 12/20/44, with a value of $8,846,668.(n)	$865,720

		17,315,672

TOTAL SHORT TERM INVESTMENTS — 7.53% (Cost $25,425,635)		$25,425,635

TOTAL INVESTMENTS — 101.99% (Cost $350,318,530)		$343,943,761

OTHER ASSETS & LIABILITIES, NET — (1.99)%		$(6,711,110)

TOTAL NET ASSETS — 100.00%		$337,232,651

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Restricted security; further details of these securities are included in a subsequent table.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.
(d)	All or a portion of the security is on loan at December 31, 2014.
(e)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2014, the aggregate cost and fair value of 144A securities was $120,156,489 and $117,358,758, respectively, representing 34.80% of net assets.

(f)

Security in default; some interest payments received during the last 12 months. At December 31, 2014, the aggregate cost and fair value of such securities was $150,280 and $121,963, respectively, representing 0.04% of net assets.

(g)	Security in bankruptcy at December 31, 2014.
(h)	Security is fair valued under procedures adopted by the Board of Directors.
(i)

Security in default; no interest payments received during the last 12 months. At December 31, 2014, the aggregate cost and fair value of such securities was $1,023,037 and $769,385, respectively, representing 0.23% of net assets.

(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Non-income producing security.
(l)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(m)	The security’s yield to maturity was less than 0.01%.
(n)	Collateral received for securities on loan.
TLB	Term Loan B

At December 31, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Air Medical Group Holdings Inc	7.63%	05/31/2018	01/07/2014 - 01/17/2014	$565,570	$561,450	0.17%
Yonkers Racing Corp	3.48	07/22/2019	08/16/2013	201,217	175,753	0.05

				$766,787	$737,203	0.22%

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of December 31, 2014

At December 31, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
WES	USD	402,316	CAD	457,300	January 2015	$ 8,921
SSB	USD	308,014	CAD	345,000	January 2015	11,225
HSB	USD	191,289	CAD	214,400	January 2015	6,849
JPM	USD	379,286	CAD	429,000	January 2015	10,236
CIT	USD	466,897	EUR	373,500	March 2015	14,624
DB	USD	598,392	GBP	381,100	March 2015	4,838
UBS	EUR	104,400	USD	128,311	March 2015	(1,892)

					Net Appreciation	$ 54,801

At December 31, 2014, the Fund held the following outstanding credit default swaps:

Reference Obligation/ Counterparty	Buy/Sell Credit Protection	Average Credit Rating (a)	Fixed Deal Pay/Receive Rate	Notional Value	Fair Value	Upfront Premiums Paid	Expiration Date	Net Unrealized Appreciation
North America High Yield 23/Barclays Bank	Sell	B+	5.00%	$ 2,000,000	$ 125,099	$ 120,040	December 20, 2019	$ 9,771

(a)

Ratings are presented for credit default contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2014.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:
CIT	Citigroup Global Markets
DB	Deutche Bank
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
UBS	UBS AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Putnam High Yield Bond Fund

ASSETS:
Investments in securities, fair value (including $16,906,286 of securities on loan)(a)	$326,628,089
Repurchase agreements, fair value(b)	17,315,672
Cash	8,250,103
Subscriptions receivable	105,597
Receivable for investments sold	243,650
Variation margin on centrally cleared credit default swaps	393
Unrealized appreciation on forward foreign currency contracts	56,693
Dividends and interest receivable	4,986,076

Total Assets	357,586,273

LIABILITIES:
Payable to investment adviser	341,937
Payable upon return of securities loaned	17,315,672
Redemptions payable	1,591,583
Payable for investments purchased	1,102,538
Unrealized depreciation on forward foreign currency contracts	1,892

Total Liabilities	20,353,622

NET ASSETS	$337,232,651

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,048,359
Paid-in capital in excess of par	355,722,066
Net unrealized depreciation	(6,310,197)
Undistributed net investment income	79,731
Accumulated net realized loss	(16,307,308)

NET ASSETS	$337,232,651

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	40,483,591

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.33

(a) Cost of investments	$333,002,858
(b) Cost of repurchase agreements	$17,315,672

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Putnam High Yield Bond Fund

INVESTMENT INCOME:
Interest	$17,035,867
Income from securities lending	73,073
Dividends	252,899

Total Income	17,361,839

EXPENSES:
Management fees	3,235,435

Total Expenses	3,235,435

NET INVESTMENT INCOME	14,126,404

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	2,432,926
Net realized gain on credit default swaps	54,775
Net realized gain on forward foreign currency contracts	117,734

Net Realized Gain	2,605,435

Net change in unrealized depreciation on investments and foreign currency translations	(12,743,126)
Net change in unrealized depreciation on credit default swaps	(78,506)
Net change in unrealized appreciation on forward foreign currency contracts	65,560

Net Change in Unrealized Depreciation	(12,756,072)

Net Realized and Unrealized Loss	(10,150,637)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,975,767

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

Great-West Putnam High Yield Bond Fund	2014	2013

OPERATIONS:
Net investment income	$14,126,404	$12,682,695
Net realized gain	2,605,435	2,172,296
Net change in unrealized appreciation (depreciation)	(12,756,072)	2,006,967

Net Increase in Net Assets Resulting from Operations	3,975,767	16,861,958

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,974,337)	(12,077,977)

Total Distributions	(13,974,337)	(12,077,977)

CAPITAL SHARE TRANSACTIONS:
Shares sold	126,850,612	87,358,515
Shares issued in reinvestment of distributions	13,974,337	12,077,977
Shares redeemed	(48,057,638)	(56,405,099)

Net Increase in Net Assets Resulting from Capital Share Transactions	92,767,311	43,031,393

Total Increase in Net Assets	82,768,741	47,815,374

NET ASSETS:
Beginning of year	254,463,910	206,648,536

End of year(a)	$337,232,651	$254,463,910

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	14,626,029	10,233,779
Shares issued in reinvestment of distributions	1,639,233	1,437,428
Shares redeemed	(5,582,817)	(6,577,353)

Net Increase	10,682,445	5,093,854

(a) Including undistributed net investment income:	$79,731	$6,384

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012		2011		2010
Great-West Putnam High Yield Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.54		$8.36		$7.68		$8.01		$7.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.42	(a)	0.47	(a)	0.52	(a)	0.49		0.59
Net realized and unrealized gain (loss)	(0.24)		0.16		0.62		(0.32)		0.42

Total From Investment Operations	0.18		0.63		1.14		0.17		1.01

LESS DISTRIBUTIONS:
From return of capital	–		–		–		(0.00)	(b)	–
From net investment income	(0.39)		(0.45)		(0.46)		(0.50)		(0.59)

Total Distributions	(0.39)		(0.45)		(0.46)		(0.50)		(0.59)

NET ASSET VALUE, END OF YEAR	$8.33		$8.54		$8.36		$7.68		$8.01

TOTAL RETURN(c)	2.09%		7.65%		15.00%		2.24%		13.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$337,233		$254,464		$206,649		$118,735		$83,555
Ratio of expenses to average net assets	1.10%		1.10%		1.10%		1.10%		1.10%
Ratio of net investment income to average net assets	4.80%		5.50%		6.32%		6.83%		7.82%
Portfolio turnover rate	53%		56%		52%		67%		120%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary

Annual Report - December 31, 2014

or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Warrants	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2014

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Bank Loans	$—	$20,697,167	$—	$20,697,167
Corporate Bonds and Notes	—	287,717,205	4,398	287,721,603
Convertible Bonds	—	488,049	—	488,049
Common Stock	5,553,948	—	1,764	5,555,712
Convertible Preferred Stock	432,043	1,568,492	—	2,000,535
Preferred Stock	782,171	1,231,347	—	2,013,518
Warrants	41,542	—	—	41,542
Short Term Investments	—	25,425,635	—	25,425,635

Total investments, at fair value	6,809,704	337,127,895	6,162	343,943,761

Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	56,693	—	56,693
Credit Default Swaps	—	125,099	—	125,099

Total Assets	$6,809,704	$337,309,687	$6,162	$344,125,553

Liabilities

Other Financial Investments:
Forward Foreign Currency Contracts(a)	$—	$(1,892)	$—	$(1,892)

Total Liabilities	$0	$(1,892)	$0	$(1,892)

(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability

Annual Report - December 31, 2014

to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Ordinary income	$13,974,337	$12,077,977

	$13,974,337	$12,077,977

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and foreign currency adjustments.

Annual Report - December 31, 2014

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$–	$ (78,720)	$78,720

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$138,909
Undistributed long-term capital gains	–
Net unrealized appreciation on credit default swaps	9,771
Capital loss carryforwards	(16,291,127)
Post-October losses	–
Net unrealized depreciation	(6,395,327)

Tax composition of capital	$(22,537,774)

At December 31, 2014, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2014, the Fund utilized $1,949,947 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards as of December 31, 2014, were as follows:

Expiring
2016	$(3,106,179)
2017	(13,184,948)

Total	$(16,291,127)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$350,339,088

Gross unrealized appreciation on investments	5,956,743
Gross unrealized depreciation on investments	(12,352,070)

Net unrealized (depreciation) on investments	$(6,395,327)

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period

Annual Report - December 31, 2014

beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Forward Foreign Currency Contracts

The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $2,362,990 in forward contracts for the reporting period.

Annual Report - December 31, 2014

Credit Default Swaps

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).

For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid on the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within dividends and interest receivable on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.

The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average contract amount of $1,992,308 in credit default swaps for the reporting period.

Valuation of derivative investments as of December 31, 2014 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts (swaps)	Net unrealized appreciation	$9,771(a)

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$56,693	Unrealized depreciation on forward foreign currency contracts	$1,892

(a)

Includes cumulative appreciation of credit default swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Credit contracts (swaps)	Net realized gain on credit default swaps	$54,775	Net change in unrealized depreciation on credit default swaps	$(78,506)

Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$117,734	Net change in unrealized appreciation on forward foreign currency contracts	$65,560

Annual Report - December 31, 2014

3.  OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at December 31, 2014.

Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received/ (Pledged) (b)	Net Amount
Derivative Assets (forward contracts)	$ 56,693	$ -	$ -	$ -	$ 56,693

Derivative Liabilities (forward contracts)	$ 1,892	$ -	$ -	$ -	$ 1,892

(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

5.  PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $238,441,987 and $146,449,811, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

6.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $16,906,286 and received collateral of $17,315,672 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event

Annual Report - December 31, 2014

of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7.  INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.  TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 1% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Putnam High Yield Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Putnam High Yield Bond Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any GreatWest Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’primary investment adviser.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015